Subordinated Liabilities - Dated (Parenthetical) (Details) € in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 USD ($)
5.14% Lower Tier 2 Notes (USD 1,094m), Due 2020
Disclosure of detailed information about borrowings [line items]
Interest rate	5.14%	5.14%	5.14%	5.14%	5.14%
7.625% Contingent Capital Notes (USD 3,000m), Due 2022
Disclosure of detailed information about borrowings [line items]
Interest rate	7.625%	7.625%	7.625%	7.625%	7.625%
Barclays Bank PLC [member] | Barclays Bank PLC externally issued | 5.14% Lower Tier 2 Notes (USD 1,094m), Due 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 1,094
Interest rate	5.14%	5.14%	5.14%	5.14%	5.14%
Barclays Bank PLC [member] | Barclays Bank PLC externally issued | 9.5% Subordinated Bonds (ex-Woolwich Plc), Due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate	9.50%	9.50%	9.50%	9.50%	9.50%
Barclays Bank PLC [member] | Barclays Bank PLC externally issued | Subordinated Floating Rate Notes (EUR 100m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 100
Barclays Bank PLC [member] | Barclays Bank PLC externally issued | 7.625% Contingent Capital Notes (USD 3,000m), Due 2022
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 3,000
Interest rate	7.625%	7.625%	7.625%	7.625%	7.625%
Barclays Bank PLC [member] | Barclays Bank PLC externally issued | 5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m), Due 2027
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥			¥ 15,000
Interest rate	5.40%	5.40%	5.40%	5.40%	5.40%
Barclays Bank PLC [member] | Barclays Bank PLC externally issued | 6.33% Subordinated Notes, Due 2032
Disclosure of detailed information about borrowings [line items]
Interest rate	6.33%	6.33%	6.33%	6.33%	6.33%
Barclays Bank PLC [member] | Barclays PLC [member] | 2% Fixed Rate Subordinated Callable Notes (EUR 1,500m), Due 2028
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 1,500
Interest rate	2.00%	2.00%	2.00%	2.00%	2.00%
Barclays Bank PLC [member] | Barclays PLC [member] | 3.75% Resetting Subordinated Callable Note (SGD 200m), Due 2030
Disclosure of detailed information about borrowings [line items]
Notional amount | $				$ 200
Interest rate	3.75%	3.75%	3.75%	3.75%	3.75%
Barclays Bank PLC [member] | Barclays PLC [member] | 5.20% Fixed Rate Subordinated Notes (USD 1,367m), Due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 1,367
Interest rate	5.20%	5.20%	5.20%	5.20%	5.20%
Barclays Bank PLC [member] | Barclays PLC [member] | 4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m), Due 2028
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 1,200
Interest rate	4.836%	4.836%	4.836%	4.836%	4.836%
Barclays Bank PLC [member] | Barclays PLC [member] | 5.25% Fixed Rate Subordinated Notes (USD 827m)
Disclosure of detailed information about borrowings [line items]
Notional amount | £		£ 827
Interest rate	5.25%	5.25%	5.25%	5.25%	5.25%
Barclays Bank PLC [member] | Barclays PLC [member] | 4.95% Fixed Rate Subordinated Notes (USD 1,250m)
Disclosure of detailed information about borrowings [line items]
Notional amount | £		£ 1,250
Interest rate	4.95%	4.95%	4.95%	4.95%	4.95%
Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued | 6% Fixed Rate Subordinated Notes (EUR 1,500m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 1,500
Interest rate	6.00%	6.00%	6.00%	6.00%	6.00%
Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued | 10% Fixed Rate Subordinated Notes , Due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate	10.00%	10.00%	10.00%	10.00%	10.00%
Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued | 10.179% Fixed Rate Subordinated Notes (USD 1,521m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 1,521
Interest rate	10.179%	10.179%	10.179%	10.179%	10.179%
Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued | 6.625% Fixed Rate Subordinated Notes (EUR 1,000m), Due 2022
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 1,000
Interest rate	6.625%	6.625%	6.625%	6.625%	6.625%
Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued | 5.75% Fixed Rate Subordinated Notes, Due 2026
Disclosure of detailed information about borrowings [line items]
Interest rate	5.75%	5.75%	5.75%	5.75%	5.75%
Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued | Subordinated Floating Rate Notes (EUR 100m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 100
Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued | Subordinated Floating Rate Notes (EUR 50m), Due 2022
Disclosure of detailed information about borrowings [line items]
Notional amount	50
Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued | Subordinated Floating Rate Notes (EUR 50m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount	50
Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued | Subordinated Floating Rate Notes (EUR 68m), Due 2040
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 68
Floating interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member] | Floating Rate Subordinated Notes (USD 456m)
Disclosure of detailed information about borrowings [line items]
Notional amount | £		£ 456
Fixed-to-Floating Interest Rate [member] | Barclays Bank PLC [member] | Barclays PLC [member] | 5.088% Fixed to Floating Rate Subordinated Callable Notes (USD 1,300m), Due 2030
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 1,300
Interest rate	5.088%	5.088%	5.088%	5.088%	5.088%